UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2007 - June 30, 2007

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Fellow Shareholder:

We are pleased to present our combined 2007 semi annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

A little volatility, anyone?

On February 27th U.S. markets closed down more than 3%, the largest one day percentage drop in almost 4 years. This on the heels of the largest loss in a decade on China's main stock market. Two weeks later stocks plunged again with the Dow Jones Industrials down more than 240 points recording its second largest drop in almost 4 years. And yet, by the end of June all the major indexes reached or flirted with record highs.

Real estate woes and problems with subprime lenders attracted most of the headlines in February and March. U.S. home prices declined their steepest in almost 15 years in February and sales of existing homes plunged in March by the largest amount in nearly two decades. Feeling the pressure from rising energy prices and the troubled housing market, consumer confidence, resilient in the first quarter, started to fade entering the second quarter. As unpredictable as the markets, consumers decided to go on a shopping spree pushing up retail sales in May by the largest amount in more than a year. What was so worrisome in April was soon forgotten in May and June as stocks rallied in the second quarter on the strength of corporate earnings, consumer spending and record levels of mergers and acquisitions activity.

Investing involves risk and risk evokes volatility. Stock prices fluctuate from day to day, often for reasons that don't always make sense. Our saving grace has always been time and eventually common sense prevails over time. Whether consumers fell asleep at the wheel or not in the second quarter remains to be seen. The problems in the first quarter, rising energy prices, weaknesses in housing and subprime mortgages, have not disappeared and yet consumers, perhaps with blinders on, were very bullish in the second quarter. Despite the extreme volatility on a daily basis, the markets posted modest gains in the first quarter and finished strong for the second quarter.

For the first six months of 2007, MH Elite Small Cap Fund of Funds was up 9.9% versus the 6.4% return for the Russell 2000 index of small cap stocks. This fund benefited from the out performance of growth stocks over value stocks during the past six months. The Fund's average annual return for its 1 year, 3 year, 5 year and since inception on 9/1/98 are 16.1%, 13.2%, 12.8% and 12.9% respectively. The consistency in returns reflects the value of investing over longer periods of time necessary to overcome the market's penchant for volatility.

James Advantage Small Cap and Bridgeway Ultra Small Market funds were sold due to recent under performance. N/I Numeric Small Cap Value was sold due to the fund being liquidated by the fund family and RS Partners was sold to due to its weighting to mid cap stocks. New additions to the portfolio were Paradigm Value, Oppenheimer International Small Co. and Perritt Emerging Opportunities.

For the first six months of 2007, MH Elite Fund of Funds was up 9.0% versus the 7.0% return for the S&P 500 index and the 7.2% return for the Russell 1000 index of large and mid cap stocks. The Fund's average annual return for its 1 year, 3 year and since inception on 1/14/04 are 18.8%, 11.5% and 10.7% respectively. Over the past year, large cap stocks have out performed small cap stocks reflecting a noticeable change in market leadership. In the first quarter
Quaker Strategic Growth was replaced with FMI Large Cap.


For the first six months of 2007, MH Elite Select Portfolio of Funds was up 6.6%. While there is no direct correlation to an index for this fund, it is our goal to out perform the S&P 500 index by using asset classes that are generally considered alternative investments to the U.S. equities market. While this report reflects the performance of our funds for the first six months of 2007, it is noteworthy to report that at the time of this writing the Select Portfolio of Funds was out performing the S&P 500 and our other two funds for 2007 as of the end of July. We continued to reduce our exposure to sector ETF's and invested in a number of diversified mutual funds. Notable additions were Dreihaus Emerging Markets Growth, Bruce Fund, Ralph Parks Cyclical Equity, Alpine Dynamic Dividend, Eaton Vance Utilities, Ivy Asset Strategy, Gartmore Hedged Equity, T Rowe Price Health Sciences and Julius Baer International
Equity II.

Remember, asset allocation is the overwhelmingly dominant contributor to long term total return and is the foundation upon which we have developed our Funds. How you divide your portfolio is far more important than trying to choose the best stock or fund or trying to pick the perfect time to buy or sell.

For those who want to see the glass as half full there are a few barometers we can look to for guidance in forecasting market direction. The January Barometer, which predicts an up year in 2007 based on the S&P 500 being up in January, has been accurate 92.3% of the time since 1950. To keep our expectations in check though, we are also now in the seasonally weak six months (May-Oct) of the year when on average the DJIA has had little or no gains since 1950. With the growing impact of the China market it is also noteworthy to mention the Year of the Pig, which occurs every 12 years on the Chinese calendar. The Year of the Pig coincided with 34.1%, 17.3% and 10.8% increases in the S&P 500 index during 1995, 1983 and 1971, respectively.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.





							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President


Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                          June 30, 2007 (Unaudited)

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	  Small Cap Blend         %	       Small Cap Growth       %
------------------------------------------------------------------------------------------------
Schneider               7.8     Nationwide               8.4	   Royce                     7.2
Small Cap Value                 Small Cap A                        Value Plus Service
------------------------------------------------------------------------------------------------
Bridgeway Small Cap	6.3	Keeley                   7.1	   Schroder US   	     6.1
Value N                         Small Cap Value                    Opportunities Inv
------------------------------------------------------------------------------------------------
Royce                   5.7 	Pacific Advisors         6.2	   William Blair             4.3
Opportunity Inv	                Small Cap A                        Small Cap Growth N
------------------------------------------------------------------------------------------------
Paradigm Value          4.0	Stratton                 4.8	   Wasatch  Micro Cap 	     4.0
                               	Small Cap Value
------------------------------------------------------------------------------------------------
Aston River Road Small  3.4     Bogle                    4.5	   Oppenheimer               2.2
Cap Value N                     Small Cap Value                    International Small Co A
------------------------------------------------------------------------------------------------
Perritt Emerging        1.5     Cambair Conquistador Inv 4.3
Opportunities
------------------------------------------------------------
                                Perritt                  3.8
                                Micro Cap Opportunities
                                -----------------------------


                    Short-Term Securities and Other Assets - 8.4%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            28%     35%     37%










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                          June 30, 2007 (Unaudited)

      Mutual Funds  (91.6%)                       Shares         Value

        Nationwide Small Cap A	                  23,578    $   553,611
        Schneider Small Cap Value	          21,770	513,342
        Royce Value Plus Service	          29,989	476,521
        Keeley Small Cap Value	                  15,798	466,194
        Bridgeway Small Cap Value N	          22,287	417,656
        Pacific Advisors Small Cap A	          10,091	405,372
        Schroder US Opportunities Inv	          16,376	398,093
        Royce Opportunity Inv	                  25,448	374,079
        Stratton Small Cap Value	           6,119	317,031
        Bogle Small Cap Growth Inv	          10,934	292,366
        William Blair Small Cap Growth N	  10,286	284,809
        Cambair Conquistador Inv	          16,531	280,201
        Paradigm Value	                           4,954	263,514
        Wasatch Micro Cap                    	  35,215	259,890
        Perritt Micro Cap Opportunities	           7,263	252,032
        Aston River Road Small Cap Value N	  15,077	224,954
        Oppenheimer International Small Co. A	   4,226	141,091
        Perritt Emerging Opportunities     	   6,042	100,786
                                                            -----------
     Total Mutual Funds (Cost $ 4,768,520) 		      6,021,542


     Short-Term Securities (7.1%)

        TD Waterhouse Money Market (Cost $ 466,018)             466,018
                                                            -----------
     Total Investments in Securities (Cost  $ 5,234,538)      6,487.560

     Other Assets - net (1.3%)                                   86,976
                                                            -----------
     Net Assets - (100%)                                    $ 6,574,536
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                          June 30, 2007 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,768,520)       $ 6,021,542
Cash                                                            522,994
                                                            -----------
        Total Assets                                          6,574,536
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 6,574,536
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 835,699)                          $ 5,069,852
        Undistributed net investment income                     251,662
        Net unrealized appreciation on investments            1,253,022
                                                            -----------

                Net Assets                                  $ 6,574,536
                                                            ===========

Net asset value per share                                   $      7.87
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
              For The Six Months Ended June 30, 2007 (Unaudited)

Investment Income

        Dividend income from underlying funds                    $    2,436
        Interest                                                      4,249
                                                                 ----------
                Total investment income                               6,685
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            31,581
        Administrative service fees                                   7,895
                                                                 ----------
                Total expenses                                       39,476
                                                                 ----------
Net investment loss                                                 (32,791)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds              6,699
        Net realized gain from investments                          355,478
        Net change in unrealized appreciation on investments        265,527
                                                                 ----------
        Net realized and unrealized gain on investments             627,704
                                                                 ----------
Net increase in net assets resulting from operations             $  594,913
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
              For The Six Months Ended June 30, 2007 (Unaudited) and
                     For The Year Ended December 31, 2006



                                                        2007             2006
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (32,791)   $    (55,202)
     Capital gain distributions from
       underlying funds                                  6,699         472,938
     Net realized gain on investments                  355,478         285,981
     Change in unrealized appreciation
       on investments                                  265,527          19,822
                                                  ----------------------------
     Net increase in net assets
       resulting from operations                       594,913         723,539

Distributions to shareholders                                -        (705,817)
                                                  ----------------------------

Capital share transactions (note 5)                   (342,447)        754,862
                                                  -----------------------------
Total increase                                         252,466         772,584

Net assets at beginning of year                      6,322.070       5,549,486
                                                  -----------------------------
Net assets at end of year                          $ 6,574,536     $ 6,322,070
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                       June 30, 2007 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value	         %	     Large Cap Blend       %	      Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Schneider Value   	6.9	Janus Contrarian          7.1	Primecap Odyssey Growth         6.6
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock     6.6	Cambiar Opportunity Inv   6.5	Marisco 21st Century            6.4
---------------------------------------------------------------------------------------------------
Pioneer          	6.2	Hartford                  5.2	American Funds	                6.2
Cullen Value A                  Capital Appreciation A          Growth Fund of America F
---------------------------------------------------------------------------------------------------
Excelsior        	5.7     FMI Large Cap             3.9   Brandywine Blue                 6.1
Value and Restructuring
---------------------------------------------------------------------------------------------------
Mainstay ICAP           5.3
Select Equity I
----------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value	  %	    Mid Cap Blend	   %	    Mid Cap Growth	         %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value    4.8    Fairholme                 5.0  	 Primecap Odyssey Aggressive    4.1
                                                                 Growth
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley 	 4.3
Mid Cap Value A
----------------------------




                        Short-Term Securities and Other Assets - 3.1%

               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  27%       35%      38%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                          June 30, 2007 (Unaudited)


   Mutual Funds (96.9%)                    Shares        Value

     Janus Contrarian	                   24,505    $  482,998
     Schneider Value 	                   17,978	464,917
     Primecap Odyssey Aggressive Growth    29,733	444,809
     Dodge & Cox Stock	                    2,738	443,786
     Cambiar Opportunity Inv	           20,769	442,800
     Marisco 21st Century	           25,307	429,972
     Pioneer Cullen Value A	           19,934	422,807
     American Funds
        Growth Fund of America F	   11,685	417,028
     Brandywine Blue	                   11,628	410,583
     Excelsior Value and Restructuring	    6,496	386,689
     Mainstay ICAP Select Equity I	    7,907	358,410
     Hartford Capital Appreciation A 	    8,427	351,491
     Fairholme	                           10,691	339,451
     Artisan Mid Cap Value	           14,272	323,967
     Hotchkis and Wiley Mid-Cap Value A	    9,254	293,802
     Primecap Odyssey Aggressive Growth    18,426	279,887
     FMI Large Cap 	                   16,160	265,029
                                                   ------------
   Total Mutual Funds (Cost $ 5,186,786)              6,558,426


   Short-Term Securities (2.5%)

     TD Waterhouse Money Market (Cost $ 168,920)        168,920
                                                   ------------
   Total Investments in Securities
       (Cost  $ 5,355,706)                            6,727,346

   Other Assets - net (0.6%)                             41,573
                                                   ------------

   Net Assets - (100%)                             $  6,768,919
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)


Assets


Investments in securities at value (Cost $ 5,186,786)	$ 6,558,426
Cash     	                                            210,493
                                                        -----------
	Total Assets	                                  6,768,919
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 6,768,919
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,037,116)                    $  5,397,279
        Net unrealized appreciation on investments	  1,371,640
                                                        -----------
                Net Assets	                        $ 6,768,919
                                                        ===========

        Net asset value per share	                $      6.53
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2007 (Unaudited)

Investment income

     Dividend income from underlying funds             $    7,923
     Interest                                               2,501
                                                       ----------
           Total Investment Income                         10,424
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     31,810
     Administrative service fees                            7,952
                                                       ----------
           Total Expenses                                  39,762
                                                       ----------
Net investment loss                                       (29,338)
                                                       -----------

Realized and unrealized gain on investments

     Capital gain distributions from underlying funds       2,888
     Net realized gain from investments                    24,417
     Net change in unrealized appreciation
        on investments                                    550,576
                                                       ----------
     Net realized and unrealized gain on investments      577,881
                                                       ----------
Net increase in net assets resulting from operations   $  548,543
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
               For The Six Months Ended June 30, 2007 (Unaudited)
                   For The Years Ended December 31, 2006



                                                         2007             2006
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (29,338)   $    (23,032)
     Capital gain distributions from
       underlying funds                                   2,888         231,410
     Net realized gain on investments                    24,417          89,260
     Change in unrealized appreciation
       on investments                                   550,576         333,130
                                                  -----------------------------
     Net increase in net assets
       resulting from operations                        548,543         630,768

Distributions to shareholders                                 -        (294,632)
                                                  -----------------------------

Capital share transactions (note 5)                     (29,487)        888,142
                                                  -----------------------------
Net increase                                            519,056       1,224,278

Net assets at beginning of year                       6,249,863       5,025,585
                                                  -----------------------------
Net assets at end of year                           $ 6,768,919     $ 6,249,863
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                            June 30, 2007 (Unaudited)


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short	         %	     Latin America/        %	      Precious Metals            %
                                    Emerging Markets
---------------------------------------------------------------------------------------------------
Diamond Hill            6.9	T. Rowe Price   	  6.1	US Global Investors             3.8
Long-Short I                    Latin America                   Worl Precious Minerals
---------------------------------------------------------------------------------------------------
Analytic Global         4.4	Driehaus Emerging Markets 4.1
Long-Short Inst                 Growth
-------------------------------------------------------------
Nationwide Hedged       2.8  	Metzler/Payden European   3.9
Core Equity A                   Emerging Markets
-------------------------------------------------------------
                                Matthews Pacific Tiger    3.8
                                -----------------------------


---------------------------------------------------------------------------------------------------
    Natural Resources	  %	    Real Estate	           %	    Health Care         	 %
---------------------------------------------------------------------------------------------------
US Global Investors      4.4    Cohen & Steers            3.9  	 Blackrock  Health Sciences     3.1
Global Resources                International Realty I           Opportunities A
---------------------------------------------------------------------------------------------------
                                Morgan Stanley            2.9    T. Rowe Price Health           2.9
                                International Real Estate A      Sciences
                              ---------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
    World Stock  	  %	    Moderate Allocation    %	   Conservative Allocation       %
---------------------------------------------------------------------------------------------------
Wintergreen              3.2    Bruce                     5.7  	 Permanent Portfolio            5.3
---------------------------------------------------------------------------------------------------
Kinetics Paradigm 	 3.0    Leuthold Asset Allocation 5.4
--------------------------------------------------------------
Polaris Global Value     2.9
-----------------------------

---------------------------------------------------------------------------------------------------
 Foreign Develop Markets  %	   World Allocation                Miscellaneous                 %
---------------------------------------------------------------------------------------------------
Julius Baer              3.0   Ivy Asset Strategy Y       3.0    Eaton Vance Utilies A          3.1
International Equity II A
---------------------------------------------------------------------------------------------------
                                                                 Ralph Parks Cyclical Equity    3.0
                                                                -----------------------------------
                                                                 Claymore Zacks Sector Rotation 2.9
                                                                -----------------------------------
                                                                 Alpine Dynamic Dividend        2.8
                                                                -----------------------------------



                        Short-Term Securities and Other Assets - 3.7%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                          June 30, 2007 (Unaudited)


   Mutual Funds (93.4%)                    Shares        Value

     Diamond Hill Long-Short I	           13,706   $   255,345
     T. Rowe Price Latin America	    4,711	223,183
     Bruce	                              494	209,452
     Leuthold Asset Allocation	           17,983	200,333
     Permanent Portfolio 	            5,843	196,786
     Analytic Global Long-Short Inst	   13,783	162,506
     US Global Investors Global Resources   9,137	161,725
     Driehaus Emerging Markets Growth	    3,275	150,442
     Cohen & Steers International Realty I  7,696	143,754
     Metzler/Payden European
       Emerging Markets	                    3,974	143,160
     Matthews Pacific Tiger	            5,145	141,327
     US Global Investors World
       Precious Minerals	            4,872	138,083
     Wintergreen	                    8,811	117,974
     Blackrock Health Sciences
       Opportunities A	                    4,142	115,326
     Eaton Vance Utilities A	            7,663	112,567
     Ivy Asset Strategy Y	            5,020	111,998
     Julius Baer International
       Equity II A	                    6,592	111,931
     Ralph Parks Cyclical Equity 	    9,524	111,238
     Kinetics New Paradigm	            3,888	110,031
     Morgan Stanley International
       Real Estate A	                    3,190	107,177
     T. Rowe Price Health Sciences 	    3,771	107,051
     Polaris Global Value 	            5,018	106,724
     Nationwide Hedged Core Equity          9,588	103,452
     Alpine Dynamic Dividend	            7,800	103,276
                                                   ------------

   Total Mutual Funds (Cost $ 3,102,455)              3,444,841
                                                   ------------

   Exchange Traded Funds (2.9%)

     Claymore Zacks Sector Rotation         3,600	107,784
                                                   ------------


     Total Exchange Traded Funds (Cost $ 101,448)       107,784
                                                   ------------

     Total Mutual Funds and
        Exchange Traded Funds (Cost $3,203,903)       3,552,625
                                                   ------------

   Short-Term Securities (2.7%)

     TD Waterhouse Money Market (Cost $ 101,230)        101,230
                                                   ------------
   Total Investments in Securities
       (Cost  $ 3,305,133)                            3,653,855

   Other Assets - net (1.0%)                             37,017
                                                   ------------

   Net Assets - (100%)                             $  3,690,872
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                           June 30, 2007 (Unaudited)


Assets


Investments in securities at value (Cost $ 3,203,903)	$ 3,552,625
Cash     	                                            138,247
                                                        -----------
	Total Assets	                                  3,690,872
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 3,690,872
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 715,495)                      $  3,708,809
        Accumulated net realized losses
           from investments                                (366,659)
        Net unrealized appreciation on investments	    348,722
                                                        -----------
                Net Assets	                        $ 3,690,872
                                                        ===========

        Net asset value per share	                $      5.16
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
            For the Six Months Ended June 30, 2007 (Unaudited)


Investment income

     Dividend income from underlying funds             $   11,676
     Interest                                               3,251
                                                       ----------
           Total Investment Income                         14,927
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     29,360
     Administrative service fees                            7,340
                                                       ----------
           Total Expenses                                  36,700
                                                       ----------

Net investment loss                                       (21,773)
                                                       -----------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds       1,244
     Net realized loss from investments                   (30,349)
     Net change in unrealized appreciation
        on investments                                    279,317
                                                       ----------
     Net realized and unrealized loss on investments     (250,212)
                                                       ----------

Net decrease in net assets resulting from operations   $ (228,439)
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                       Statement of Changes in Net Assets
               For the Six Months Ended June 30, 2007 (Unaudited)
              For the Period April 6, 2006 (commencement of operations)
                            to December 31, 2006





                                                         2007             2006
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (21,773)   $    (15,001)
     Capital gain distributions from
       underlying funds                                   1,244          93,237
     Net realized loss on investments                   (30,349)       (424,018)
     Net Change in unrealized appreciation
       on investments                                   279,317          69,405
                                                  -----------------------------
     Net increase/(decrease) in net assets
       resulting from operations                        228,439        (246,375)

Distributions to shareholders                                 -               -
                                                  -----------------------------

Capital share transactions (note 5)                    (718,082)      4,426,890
                                                  -----------------------------
Net increase/(decrease)                                (489,643)      4,180,515

Net assets at beginning of year                       4,180,515               0
                                                  -----------------------------
Net assets at end of year                           $ 3,690,872     $ 4,180,515
                                                  =============================









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2007 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2007 (Unaudited)

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.50% to 3.00% of average net assets.


For the period ended June 30, 2007 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 31,581
	MH Elite Fund of Funds			$ 31,810
        MH Elite Select Portfolio of Funds      $ 29,360

For the period ended June 30, 2007 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 7,895
	MH Elite Fund of Funds			$ 7,952
        MH Elite Select Portfolio of Funds      $ 7,340

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2007 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2007 (Unaudited) aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $    825,000	$  1,532,797
MH Elite Fund of Funds             	 $    300,000	$    281,756
MH Elite Select Portfolio of Funds       $  1,584,750	$  1,783,879

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2007 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$     1,253,022	     $          -
MH Elite Fund of Funds	                $     1,371,640	     $          -
MH Elite Select Portfolio of Funds      $       348,722	     $          -


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid by the Funds during the years ended December 31, 2006 and 2005 are as follows:

	                     MH Elite Small Cap                   MH Elite                        MH Elite Select
	                       Fund of Funds	               Fund of Funds	                Portfolio of Funds*
	                    2006	   2005	            2006	     2005               2006	        2005
Ordinary income	        $ 140,257	$  70,013	$  26,301	$  27,289	 $         -	 $         -
Long-term capital gain	$ 565,560	$ 430,683	$ 268,331	$ 110,618	 $         -	 $         -

	* MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			  June 30, 2007 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2007 (Unaudited), 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                          For the Six Months ended       For the year ended
                              December 31, 2007	          December 31, 2006

                          Shares           Amount        Shares        Amount
                          ------           ------        ------        ------
Shares Sold                46,053       $  352,274       77,968     $  606,870
Shares issued in
  reinvestment of
    distributions               -                -       96,908        693,864
                        ----------      -----------    --------     ----------
                           36,053          352,274      174,876      1,300,734


Shares redeemed           (92,863)        (694,721)     (71,121)      (545,872)
                         ---------       ----------    ---------    -----------

Net increase/(decrease)   (46,810)      $ (342,447)     103,755     $  754,862
                         =========      ===========    =========    ===========


                                         MH Elite Fund of Funds

                           For the Six Months ended       For the year ended
                             December 31, 2006	          December 31, 2005

                          Shares           Amount        Shares         Amount
                          ------           ------        ------         ------
Shares Sold                31,976      $   200,733       126,348    $   749,505
Shares issued in
  reinvestment of
    distributions               -                -        47,919        287,037
                        ---------       ----------      --------    -----------
                           31,976          200,733       174,267      1,036,542


Shares redeemed           (38,019)        (230,220)      (25,264)      (148,400)
                         ---------       ----------     --------    -----------

Net increase/(decrease)    (6,043)      $  (29,487)      149,003     $  888,142
                         =========      ===========     ========    ===========

                                     MH Elite Select Portfolio of Funds


                           For the Six Months ended       For the period ended
                           June 30, 2007 (Unaudited)	    December 31, 2006

                          Shares           Amount        Shares        Amount
                          ------           ------        ------        ------
Shares Sold                63,936      $   317,469       1,155,565  $ 5,825,668
Shares issued in
  reinvestment of
    distributions               -                -               -            -
                        ---------       ----------      ----------   ----------
                           63,936          317,469       1,155,565    5,825,668


Shares redeemed          (211,658)      (1,035,551)       (292,348)  (1,398,778)
                         ---------       ----------     -----------  -----------

Net increase/(decrease)  (147,722)     $  (718,082)        863,217  $ 4,426,890
                         =========      ===========     ==========  ===========

* For the period April 6, 2006 (commencement of operations) to December 31, 2006

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period




                        For the six
                          months
                        ending June
                         20,2007
                        (unaudited)         For the years ended December 31,
                           2007        2006        2005        2004        2003
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.16      $  7.13      $  7.39      $  7.06     $  4.86
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.03)       (0.07)       (0.08)       (0.08)      (0.04)

Net Realized and
 Unrealized Gain (Loss)
  on Investments            0.74         1.00         0.53         1.19        2.24
                         --------     --------   ---------     --------   ---------
Total Income (Loss)
 from Investment
  Operations                0.71        0.93         0.45         1.11         2.20

Less Distributions             -       (0.90)       (0.71)       (0.78)           -
------------------------------------------------------------------------------------


Net asset value,
end of period            $  7.87      $  7.16      $  7.13      $  7.39      $  7.06
------------------------------------------------------------------------------------

Total Return (b)            9.92%       13.04%       6.09%       15.72%       45.27%
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 6,575      $ 6,322      $ 5,549      $ 5,185     $ 5,234
                         =======      =======    =========     ========    ========
Ratio of Expenses to
Average Net Assets (c)      1.23% (d)    1.24%       1.24%       1.23%        1.23%

Ratio of Net Investment
Income to Average
Net Assets (c)             -1.03% (d)   -0.91%      -1.06%      -1.16%       -1.14%

Portfolio turnover
rate (%)                   13.55%       33.22%      29.67%      33.60%       53.14%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.
   (d) Annualized.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period



                        For the six                             For the period
                         months                                   January 13,
                       ending June    For the Years Ended           2004 to
                         30,2007          December 31,            December 31,
                       (Unaudited)     2006         2005             2004 (a)
                       -------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  5.99       $  5.62       $  5.41        $  5.00
------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss(b) (e)            (0.03)       (0.02)        (0.03)         (0.03)

Net Realized and
Unrealized Gain (Loss)
on Investments             0.57         0.69          0.40           0.48
                         -------      -------       -------       --------
Total Income (Loss)
 from Investment
Operations                 0.54         0.67          0.37           0.45

Less Distributions           -         (0.30)        (0.16)         (0.04)
------------------------------------------------------------------------------


Net asset value,
end of period          $   6.53      $   5.99      $  5.62        $  5.41
------------------------------------------------------------------------------

Total Return (c)           9.02%        11.92%        6.84%          9.00%
------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $   6,769     $   6,250     $ 5,026         $ 4,208
                       =========     =========     ========       ========
Ratio of Expenses to
Average Net Assets (e)     1.24% (d)     1.24%        1.25%           1.32% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)            -0.91% (d)    -0.41%       -0.75%          -0.70% (d)

Portfolio turnover
rate(%)                    4.51%        31.55%       32.90%          11.50%
------------------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                                For the six        For the period
                                   months           April 6, 2006
                                 ending June       commencement of
                                  30, 2007          operations) to
                                 (Unaudited)    December 31, 2006 (a)
                                -------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period                $ 4.84              $  5.00
---------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Gain/(Loss)(b) (e)   (0.03)                 0.02

Net Realized and
Unrealized Gain/(Loss)
on Investments                       0.35                 (0.30)
                                   ----------          --------
Total Incomce/(Loss)
from Investment
Operations                           0.32                 (0.28)

Less Distributions                      -                     -
---------------------------------------------------------------------


Net asset value,
end of period                      $ 5.16                $  4.84
---------------------------------------------------------------------

Total Return (c)                     6.61%                 -3.20%
---------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)                 $ 4,181                  $ 4,181
                                  ========                 ========
Ratio of Expenses to
Average Net Assets (d) (e)          1.94%                    1.95%

Ratio of Net Investment
Income to Average
Net Assets (d) (e)                 -1.23%                   -1.09%

Portfolio turnover
rate(%)                            44.80%                  120.49%
---------------------------------------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment loss has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 12, 2006, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007 (Unaudited).



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value     Period January 1, 2007 to
                             January 1, 2007	    June 30, 2007  	      June 30, 2007 (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $1,099	                  $6.51	(b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $1,090	                  $6.48 (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $1,066	                 $10.25 (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                  $6.38

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                  $10.21

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.50% to 3.00% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                           June 30, 2007 (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Vincent Farinaro            Non-Interested   One Year,  Converted Paper Products     3               None
565 Fallbrook Drive         Director         Since      Consultant
Venice, FL 34292                             7-31-1998
79

Howard Samms                Non-Interested   One Year,  Johnson and Johnson          3               None
4 Surrey Lane               Director         Since      Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
62                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Non-Interested   One Year,  Retired                      3               None
44 Dexter Drive North       Director         8-6-1999
Basking Ridge, NJ 07920
81

Tice Walker                 Non-Interested   One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
39

Jeff Holcombe*              Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
51                          Vice-President   Fund
                                             Inception


* As Vice President and partner of the Funds' Investment Adviser,
Mr. Holcombe is considered an "Interested Directors" as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2007.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 30th day of August, 2007.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)